Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Capital Reserve [Member]		Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member] [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]		Retained earnings [Member]		Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Additional equity components [Member]	[3]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2017		€ 68,099	€ 5,291	€ 39,918		€ (9)	€ 689	€ 18	€ 40	€ 520	[2]	€ 63,174		€ 17,454		€ 0	€ 0	€ 0	€ (227)	€ 4,675		€ 250
Equity, Balance (IFRS 9) at Dec. 31, 2017		67,427	5,291	39,916		(9)	0	18	28	152	[2]	62,503		17,153		394	(16)	0	(272)	4,675		249
IFRS 9 Introduction Impact	[2]	(672)	0	(2)		0	(689)	0	(12)	(368)		(671)		(301)		394	(16)	0	(45)	0		(1)
IFRS 16 Introduction Impact		(137)	0	0		0	0	0	0	0	[2]	(136)		(136)		0	0	0	0	0		0
Total comprehensive income (loss), net of tax		490	0	0		0	0	(1)	(14)	101	[2]	368		267		(428)	44	0	500	0		122
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Cash dividends paid		(235)	0	0		0	0	0	0	0	[2]	(227)		(227)		0	0	0	0	0		(8)
Coupon on additional equity components		(292)	0	0		0	0	0	0	0	[2]	(292)		(292)		0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(198)	0	0		0	0	0	0	0	[2]	(186)		(186)		0	0	0	0	0		(12)
Net change in share awards in the reporting period		112	0	90		0	0	0	0	0	[2]	90		0		0	0	0	0	0		23
Treasury shares distributed under share-based compensation plans		199	0	0		199	0	0	0	0	[2]	199		0		0	0	0	0	0		0
Tax benefits related to share-based compensation plans		(4)	0	(5)		0	0	0	0	0	[2]	(5)		0		0	0	0	0	0		1
Option premiums and other effects from options on common shares		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Purchases of treasury shares		(4,119)	0	0		(4,119)	0	0	0	0	[2]	(4,119)		0		0	0	0	0	0		0
Sale of treasury shares		3,914	0	0		3,914	0	0	0	0	[2]	3,914		0		0	0	0	0	0		0
Net gains (losses) on treasury shares sold		(2)	0	(2)		0	0	0	0	0	[2]	(2)		0		0	0	0	0	0		0
Other		1,446	0	253	[4]	0	0	0	0	0	[2]	253	[4]	0		0	0	0	0	0		1,193	[4]
Equity, Balance (IFRS 16) at Dec. 31, 2018		68,601	5,291	40,252		(15)	0	17	15	253	[2]	62,358		16,578		(34)	28	0	228	4,675		1,568
Equity, Balance at Dec. 31, 2018		68,737	5,291	40,252		(15)	0	17	15	253	[2]	62,495		16,714		(34)	28	0	228	4,675		1,568
Total comprehensive income (loss), net of tax	[2]	(5,079)	0	0		0	0	(3)	(15)	168		(5,222)		(5,390)		79	(2)	0	108	0		142
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Cash dividends paid		(286)	0	0		0	0	0	0	0	[2]	(227)		(227)		0	0	0	0	0		(59)
Coupon on additional equity components		(330)	0	0		0	0	0	0	0	[2]	(330)	[5]	(330)	[5]	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(994)	0	0		0	0	0	0	0	[2]	(987)		(987)		0	0	0	0	0		(7)
Net change in share awards in the reporting period		119	0	118		0	0	0	0	0	[2]	118		0		0	0	0	0	0		2
Treasury shares distributed under share-based compensation plans		185	0	0		185	0	0	0	0	[2]	185		0		0	0	0	0	0		0
Tax benefits related to share-based compensation plans		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Option premiums and other effects from options on common shares		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Purchases of treasury shares		(1,359)	0	0		(1,359)	0	0	0	0	[2]	(1,359)		0		0	0	0	0	0		0
Sale of treasury shares		1,185	0	0		1,185	0	0	0	0	[2]	1,185		0		0	0	0	0	0		0
Net gains (losses) on treasury shares sold		3	0	3		0	0	0	0	0	[2]	3		0		0	0	0	0	0		0
Other		114	0	133		0	0	0	0	0	[2]	133		0		0	0	0	0	(10)	[6]	(9)
Equity, Balance at Dec. 31, 2019		62,160	5,291	40,505		(4)	0	14	0	421	[2]	55,857		9,644		45	25	0	336	4,665		1,638
Total comprehensive income (loss), net of tax	[2]	(999)	0	0		0	0	(7)	(1)	(1,539)		(1,056)		483		233	(18)	0	(1,747)	0		57
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Cash dividends paid		(77)	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		(77)
Coupon on additional equity components		(349)	0	0		0	0	0	0	0	[2]	(349)	[5]	(349)	[5]	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		225	0	0		0	0	0	0	0	[2]	223		223		0	0	0	0	0		2
Net change in share awards in the reporting period		(135)	0	(131)		0	0	0	0	0	[2]	(131)		0		0	0	0	0	0		(4)
Treasury shares distributed under share-based compensation plans		208	0	0		208	0	0	0	0	[2]	208		0		0	0	0	0	0		0
Tax benefits related to share-based compensation plans		11	0	11		0	0	0	0	0	[2]	11		0		0	0	0	0	0		0
Option premiums and other effects from options on common shares		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Purchases of treasury shares		(279)	0	0		(279)	0	0	0	0	[2]	(279)		0		0	0	0	0	0		0
Sale of treasury shares		68	0	0		68	0	0	0	0	[2]	68		0		0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0		0	0	0	0	0	[2]	0		0		0	0	0	0	0		0
Other		1,352	0	221		0	€ 0	0	0	0	[2]	221		0		0	0	0	0	1,159		(28)
Equity, Balance at Dec. 31, 2020		€ 62,184	€ 5,291	€ 40,606		€ (7)		€ 7	€ (1)	€ (1,118)	[2]	€ 54,774		€ 10,002		€ 278	€ 7	€ 0	€ (1,411)	€ 5,824		€ 1,587

[1]	Excluding unrealized net gains (losses) from equity method investments
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes the impact from the initial public offering of DWS Group GmbH & Co. KGaA.
[5]	Since 2019 tax impact is recognized in net income (loss) directly.
[6]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components.